Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 15, 2026	Dec. 13, 2022
Commitments and Contingencies [Line Items]
Liquidated damages owed	120 days
Maximum [Member]
Commitments and Contingencies [Line Items]
Government award amount			$ 729
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Percent of shareholders consented to waive		58.60%